CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Tax (benefit) expense on unrealized (losses) gains arising during the period	$ 154	$ (37)
Tax expense on reclassification adjustment for net gains on sales realized in net income	(38)	0
Tax (benefit) expense on unrealized investment gains (losses)	$ 116	$ (37)